Mobile Financial Services activities - Credit risk and counterparty risk management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cost of risk	€ 64	€ 49	€ 48
Orange Bank Operating Segment Member
Disclosure of financial assets [line items]
Cost of risk	56
Cost of bank credit risk excluding exceptional adjustments	63
Orange Bank Operating Segment Member | Credit And Counterparty Risk Management [Member]
Disclosure of financial assets [line items]
Overall reversal of provision	6
Orange Bank Operating Segment Member | FRANCE
Disclosure of financial assets [line items]
Cost of risk	16
Cost of bank credit risk excluding exceptional adjustments	23
Orange Bank Operating Segment Member | SPAIN
Disclosure of financial assets [line items]
Cost of risk	40
Cost of bank credit risk excluding exceptional adjustments	40
Mobile handset financing outstanding	€ 667	€ 600